AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 84.9%
Common Stocks
Aerospace & Defense — 2.8%
Airbus SE (France)	22,436	$1,933,992
BAE Systems PLC (United Kingdom)	480,347	4,220,533
BWX Technologies, Inc.(a)	76,176	3,836,985
CAE, Inc. (Canada)*	103,962	1,594,784
General Dynamics Corp.	30,077	6,381,437
Hexcel Corp.(a)	8,751	452,602
Lockheed Martin Corp.	12,520	4,836,351
Montana Aerospace AG (Germany), 144A*	38,435	400,993
Northrop Grumman Corp.	24,601	11,570,342
Thales SA (France)	21,804	2,402,669
		37,630,688
Air Freight & Logistics — 0.3%
Expeditors International of Washington, Inc.(a)	47,032	4,153,396
Auto Components — 0.1%
Gentherm, Inc.*	4,989	248,103
Visteon Corp.*	7,457	790,889
		1,038,992
Automobiles — 0.2%
Isuzu Motors Ltd. (Japan)	172,510	1,907,519
Suzuki Motor Corp. (Japan)	17,500	544,778
		2,452,297
Banks — 4.2%
Atlantic Union Bankshares Corp.	13,224	401,745
Axis Bank Ltd. (India)	273,843	2,448,551
Banc of California, Inc.	40,752	650,809
Bank of America Corp.	105,914	3,198,603
Bank of Ireland Group PLC (Ireland)	266,231	1,707,602
Bank of Nova Scotia (The) (Canada)	55,596	2,644,266
BNP Paribas SA (France)	21,062	889,643
Cadence Bank	19,485	495,114
DNB Bank ASA (Norway)	116,670	1,851,327
Eastern Bankshares, Inc.	29,585	581,049
FinecoBank Banca Fineco SpA (Italy)	305,816	3,776,979
First Citizens BancShares, Inc. (Class A Stock)(a)	3,792	3,023,855
First Interstate BancSystem, Inc. (Class A Stock)(a)	13,322	537,543
First Republic Bank	15,741	2,054,988
Hancock Whitney Corp.	14,309	655,495
HSBC Holdings PLC (United Kingdom)	360,838	1,868,369
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	2,205,000	1,034,379
ING Groep NV (Netherlands)	143,747	1,231,686
International Bancshares Corp.(a)	15,234	647,445
JPMorgan Chase & Co.	37,874	3,957,833
M&T Bank Corp.	72,633	12,806,651
Mitsubishi UFJ Financial Group, Inc. (Japan)	382,817	1,734,210
Royal Bank of Canada (Canada)	47,944	4,316,643
Sberbank of Russia PJSC (Russia), ADR*^	62,600	6
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Standard Chartered PLC (United Kingdom)	206,220	$1,289,815
Synovus Financial Corp.	14,576	546,746
UniCredit SpA (Italy)	268,063	2,713,893
Webster Financial Corp.	10,571	477,809
		57,543,054
Beverages — 1.5%
Asahi Group Holdings Ltd. (Japan)	33,270	1,037,228
C&C Group PLC (Ireland)*	216,255	359,631
Coca-Cola Co. (The)	97,118	5,440,551
Coca-Cola HBC AG (Italy)*	40,474	845,699
PepsiCo, Inc.	78,914	12,883,500
		20,566,609
Biotechnology — 0.4%
Ascendis Pharma A/S (Denmark), ADR*(a)	8,232	850,037
Genmab A/S (Denmark)*	2,767	890,154
Vertex Pharmaceuticals, Inc.*	13,280	3,845,091
		5,585,282
Building Products — 1.3%
American Woodmark Corp.*	9,129	400,398
AZEK Co., Inc. (The)*(a)	12,313	204,642
Builders FirstSource, Inc.*	35,066	2,066,089
Johnson Controls International PLC	220,453	10,850,697
Lennox International, Inc.	14,358	3,197,096
TOTO Ltd. (Japan)	13,900	464,170
Tyman PLC (United Kingdom)	163,216	355,513
		17,538,605
Capital Markets — 3.3%
Ares Management Corp. (Class A Stock)	186,246	11,537,940
Banca Generali SpA (Italy)	36,369	1,008,644
Brookfield Asset Management, Inc. (Canada) (Class A Stock)(a)	31,623	1,293,064
Charles Schwab Corp. (The)	224,859	16,160,616
CSC Financial Co. Ltd. (China) (Class H Stock), 144A	516,500	393,635
London Stock Exchange Group PLC (United Kingdom)	26,134	2,206,988
Moody’s Corp.	5,231	1,271,708
Morgan Stanley	87,047	6,877,584
S&P Global, Inc.	4,225	1,290,104
UBS Group AG (Switzerland)	173,003	2,509,921
		44,550,204
Chemicals — 2.9%
Axalta Coating Systems Ltd.*	21,771	458,497
Ecolab, Inc.	79,776	11,521,250
Element Solutions, Inc.	175,808	2,860,396
HB Fuller Co.(a)	7,463	448,526
LG Chem Ltd. (South Korea)	3,870	1,428,941
Linde PLC (United Kingdom)	41,856	11,283,959
Mativ Holdings, Inc.	29,724	656,306
A1

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Chemicals (cont’d.)
Nutrien Ltd. (Canada)	15,542	$1,296,151
Orion Engineered Carbons SA (Germany)	23,458	313,164
PPG Industries, Inc.	57,092	6,319,514
Sherwin-Williams Co. (The)	14,178	2,902,946
		39,489,650
Commercial Services & Supplies — 1.5%
ACCO Brands Corp.	65,990	323,351
BrightView Holdings, Inc.*	40,001	317,608
Cintas Corp.	10,227	3,970,019
Clean Harbors, Inc.*	47,416	5,214,812
Copart, Inc.*	46,900	4,990,160
Rentokil Initial PLC (United Kingdom)	156,911	831,703
UniFirst Corp.	3,993	671,743
Waste Connections, Inc.(a)	29,949	4,047,008
		20,366,404
Communications Equipment — 0.9%
Cisco Systems, Inc.	202,728	8,109,120
Motorola Solutions, Inc.	16,362	3,664,597
		11,773,717
Construction & Engineering — 0.3%
JTOWER, Inc. (Japan)*(a)	20,100	906,880
Primoris Services Corp.	4,197	68,201
Vinci SA (France)	25,176	2,035,751
Yokogawa Bridge Holdings Corp. (Japan)	39,900	524,976
		3,535,808
Construction Materials — 0.1%
CRH PLC (Ireland)	39,372	1,262,924
Consumer Finance — 1.1%
American Express Co.	83,342	11,243,669
Credit Acceptance Corp.*(a)	9,279	4,064,202
		15,307,871
Containers & Packaging — 0.5%
Ball Corp.	44,039	2,127,964
Huhtamaki OYJ (Finland)	37,978	1,207,810
Sealed Air Corp.	16,564	737,264
TriMas Corp.	32,435	813,145
Vidrala SA (Spain)	34,646	2,016,405
		6,902,588
Distributors — 0.2%
LKQ Corp.	57,725	2,721,734
PALTAC Corp. (Japan)	21,800	670,872
		3,392,606
Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc. (Class B Stock)*	14,510	3,874,460
Equitable Holdings, Inc.	177,092	4,666,374
		8,540,834
	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services — 0.8%
Cellnex Telecom SA (Spain), 144A	31,562	$973,580
Hellenic Telecommunications Organization SA (Greece)	120,700	1,752,636
Koninklijke KPN NV (Netherlands)	483,194	1,307,700
Telkom Indonesia Persero Tbk PT (Indonesia)	12,224,700	3,562,840
United Internet AG (Germany)	47,576	889,379
Verizon Communications, Inc.	55,200	2,095,944
		10,582,079
Electric Utilities — 1.1%
Duke Energy Corp.	22,459	2,089,136
Edison International	31,955	1,808,014
EDP - Energias de Portugal SA (Portugal)	104,502	453,540
Exelon Corp.	190,507	7,136,392
Iberdrola SA (Spain)	374,864	3,495,301
		14,982,383
Electrical Equipment — 0.2%
Schneider Electric SE	18,631	2,104,386
Thermon Group Holdings, Inc.*	22,327	344,059
		2,448,445
Electronic Equipment, Instruments & Components — 0.7%
Belden, Inc.	13,213	793,044
Corning, Inc.	200,769	5,826,317
CTS Corp.	14,845	618,294
ePlus, Inc.*	10,593	440,033
Landis+Gyr Group AG (Switzerland)*	15,285	831,467
National Instruments Corp.	11,847	447,106
		8,956,261
Energy Equipment & Services — 0.2%
Schlumberger NV	75,761	2,719,820
Tenaris SA, ADR(a)	28,143	727,215
		3,447,035
Equity Real Estate Investment Trusts (REITs) — 2.0%
Alexander & Baldwin, Inc.	24,919	413,157
American Tower Corp.	32,171	6,907,114
Brandywine Realty Trust	20,573	138,868
Brixmor Property Group, Inc.	148,369	2,740,375
Centerspace	7,067	475,750
Gaming & Leisure Properties, Inc.	135,972	6,015,401
Global Medical REIT, Inc.	24,684	210,308
LXP Industrial Trust(a)	36,728	336,429
Medical Properties Trust, Inc.(a)	342,071	4,056,962
Pebblebrook Hotel Trust(a)	31,997	464,276
Phillips Edison & Co., Inc.(a)	18,192	510,286
Piedmont Office Realty Trust, Inc. (Class A Stock)	45,696	482,550
PotlatchDeltic Corp.(a)	9,553	392,055
Public Storage	6,416	1,878,669
RPT Realty(a)	60,820	459,799
UNITE Group PLC (The) (United Kingdom)	53,131	504,439

A2

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Welltower, Inc.(a)	31,669	$2,036,950
		28,023,388
Food & Staples Retailing — 0.4%
MatsukiyoCocokara & Co. (Japan)	33,250	1,426,198
Performance Food Group Co.*	88,130	3,785,184
United Natural Foods, Inc.*	14,224	488,879
		5,700,261
Food Products — 0.9%
Cranswick PLC (United Kingdom)	87,629	2,603,190
Kellogg Co.(a)	33,648	2,343,920
Mondelez International, Inc. (Class A Stock)	61,823	3,389,755
Nestle SA	14,767	1,597,159
Nomad Foods Ltd. (United Kingdom)*	166,631	2,366,160
Post Holdings, Inc.*	4,739	388,172
		12,688,356
Gas Utilities — 0.4%
ENN Energy Holdings Ltd. (China)	135,500	1,806,646
New Jersey Resources Corp.(a)	9,898	383,053
Spire, Inc.(a)	4,630	288,588
UGI Corp.	83,068	2,685,588
		5,163,875
Health Care Equipment & Supplies — 3.1%
Baxter International, Inc.	116,445	6,271,728
Becton, Dickinson & Co.	20,274	4,517,656
Boston Scientific Corp.*	86,466	3,348,828
Dexcom, Inc.*	22,982	1,850,970
Haemonetics Corp.*	11,468	848,976
ICU Medical, Inc.*(a)	23,612	3,555,967
Koninklijke Philips NV (Netherlands)	31,965	492,149
Medtronic PLC	113,347	9,152,770
Shandong Weigao Group Medical Polymer Co. Ltd. (China) (Class H Stock)	718,400	962,410
Stryker Corp.	52,875	10,709,303
		41,710,757
Health Care Providers & Services — 3.1%
Chemed Corp.	8,020	3,501,211
Elevance Health, Inc.	10,821	4,915,331
HCA Healthcare, Inc.	22,237	4,086,938
Humana, Inc.	11,555	5,606,371
McKesson Corp.	8,979	3,051,693
Owens & Minor, Inc.	19,556	471,300
UnitedHealth Group, Inc.	41,182	20,798,557
		42,431,401
Hotels, Restaurants & Leisure — 1.8%
Aramark	24,626	768,331
Choice Hotels International, Inc.(a)	31,551	3,455,466
Compass Group PLC (United Kingdom)	110,029	2,190,944
Kangwon Land, Inc. (South Korea)*	53,624	875,493
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
McDonald’s Corp.	44,449	$10,256,162
Melco Resorts & Entertainment Ltd. (Hong Kong), ADR*	137,838	913,866
Sands China Ltd. (Macau)*	1,075,922	2,679,290
Trip.com Group Ltd. (China)*	46,800	1,264,546
Wyndham Hotels & Resorts, Inc.(a)	5,210	319,633
Yum China Holdings, Inc. (China)	31,200	1,480,860
		24,204,591
Household Durables — 0.5%
Century Communities, Inc.	10,766	460,569
Midea Group Co. Ltd. (China) (Class A Stock)	59,600	410,373
NVR, Inc.*	1,472	5,868,982
Tri Pointe Homes, Inc.*	32,933	497,618
		7,237,542
Household Products — 1.7%
Colgate-Palmolive Co.	171,507	12,048,367
Procter & Gamble Co. (The)	84,542	10,673,428
Spectrum Brands Holdings, Inc.	8,613	336,165
		23,057,960
Industrial Conglomerates — 0.9%
Honeywell International, Inc.	74,875	12,501,879
Insurance — 7.3%
AIA Group Ltd. (Hong Kong)	879,179	7,319,963
Arch Capital Group Ltd.*	62,436	2,843,335
Arthur J. Gallagher & Co.	28,305	4,846,382
Assured Guaranty Ltd.	9,453	457,998
AXA SA (France)	161,130	3,517,938
Chubb Ltd.	87,011	15,825,561
Direct Line Insurance Group PLC (United Kingdom)	258,693	533,725
Enstar Group Ltd.*	11,306	1,917,385
Globe Life, Inc.	47,854	4,771,044
Intact Financial Corp. (Canada)	97,472	13,794,333
Kemper Corp.	15,879	655,168
Manulife Financial Corp. (Canada)	69,589	1,092,185
Markel Corp.*	4,838	5,245,456
Marsh & McLennan Cos., Inc.	82,103	12,257,157
MetLife, Inc.	86,198	5,239,114
Old Mutual Ltd. (South Africa)	1,114,152	603,481
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	229,000	1,142,434
ProAssurance Corp.	23,531	459,090
Progressive Corp. (The)	70,120	8,148,645
Reinsurance Group of America, Inc.	5,840	734,730
SiriusPoint Ltd. (Bermuda)*	56,574	280,041
T&D Holdings, Inc. (Japan)	449,500	4,272,514
Talanx AG (Germany)	40,870	1,447,234
Tokio Marine Holdings, Inc. (Japan)	115,317	2,049,544
White Mountains Insurance Group Ltd.(a)	473	616,328
		100,070,785

A3

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Interactive Media & Services — 1.6%
Alphabet, Inc. (Class A Stock)*	99,997	$9,564,713
Alphabet, Inc. (Class C Stock)*	45,587	4,383,190
Meta Platforms, Inc. (Class A Stock)*	18,114	2,457,708
Shutterstock, Inc.	10,340	518,758
Tencent Holdings Ltd. (China)	41,450	1,400,028
Z Holdings Corp. (Japan)	239,300	634,304
Ziff Davis, Inc.*(a)	7,354	503,602
ZoomInfo Technologies, Inc.*	45,668	1,902,529
		21,364,832
Internet & Direct Marketing Retail — 1.2%
Alibaba Group Holding Ltd. (China)*	112,017	1,117,855
Amazon.com, Inc.*	128,158	14,481,854
Meituan (China) (Class B Stock), 144A*	45,800	962,554
		16,562,263
IT Services — 4.4%
Accenture PLC (Class A Stock)	45,769	11,776,364
Capgemini SE (France)	15,809	2,531,030
Concentrix Corp.	4,858	542,298
Edenred (France)	79,004	3,639,774
Fidelity National Information Services, Inc.	41,808	3,159,431
FleetCor Technologies, Inc.*	17,680	3,114,686
Gartner, Inc.*	15,364	4,251,065
Global Payments, Inc.	24,068	2,600,547
GoDaddy, Inc. (Class A Stock)*	108,795	7,711,390
Mastercard, Inc. (Class A Stock)	17,292	4,916,807
Perficient, Inc.*	1,200	78,024
Visa, Inc. (Class A Stock)(a)	81,202	14,425,535
WNS Holdings Ltd. (India), ADR*	8,541	698,995
		59,445,946
Life Sciences Tools & Services — 1.4%
Danaher Corp.	61,465	15,875,795
ICON PLC*	12,241	2,249,651
Syneos Health, Inc.*	10,590	499,318
		18,624,764
Machinery — 1.7%
CNH Industrial NV (United Kingdom)	226,270	2,532,472
Fortive Corp.	96,264	5,612,191
Graco, Inc.(a)	27,824	1,668,049
IDEX Corp.	21,624	4,321,556
John Bean Technologies Corp.	4,770	410,220
Luxfer Holdings PLC (United Kingdom)	28,381	411,525
Makita Corp. (Japan)	46,500	902,349
Nabtesco Corp. (Japan)	38,500	787,576
PACCAR, Inc.	46,477	3,889,660
Sandvik AB (Sweden)	95,672	1,304,158
Sany Heavy Industry Co. Ltd. (China) (Class A Stock)	224,000	433,310
Techtronic Industries Co. Ltd. (Hong Kong)	79,000	753,828
		23,026,894
	Shares	Value
Common Stocks (continued)
Marine — 0.3%
Irish Continental Group PLC (Ireland), UTS(a)	1,107,237	$4,173,675
Media — 0.8%
Cable One, Inc.(a)	3,610	3,079,510
Comcast Corp. (Class A Stock)	154,307	4,525,824
Publicis Groupe SA (France)	60,100	2,847,700
WideOpenWest, Inc.*(a)	28,117	344,996
		10,798,030
Metals & Mining — 0.6%
Anglo American PLC (South Africa)	84,797	2,546,099
Glencore PLC (Australia)	606,288	3,186,054
Rio Tinto PLC (Australia)	52,577	2,844,725
		8,576,878
Multi-Utilities — 0.7%
Engie SA (France)	129,024	1,485,052
National Grid PLC (United Kingdom)	227,441	2,341,303
Sempra Energy	39,835	5,972,860
		9,799,215
Oil, Gas & Consumable Fuels — 2.8%
Brigham Minerals, Inc. (Class A Stock)	19,253	474,971
Canadian Natural Resources Ltd. (Canada)	52,028	2,421,834
Chord Energy Corp.(a)	3,879	530,531
ConocoPhillips	88,641	9,071,520
Coterra Energy, Inc.(a)	352,467	9,206,438
Diamondback Energy, Inc.	16,991	2,046,736
Dorian LPG Ltd.(a)	16,591	225,140
Enbridge, Inc. (Canada)	115,825	4,294,753
Galp Energia SGPS SA (Portugal)	74,825	719,920
Reliance Industries Ltd. (India)	47,798	1,387,197
TC Energy Corp. (Canada)(a)	59,591	2,400,292
TotalEnergies SE (France)	113,168	5,309,230
		38,088,562
Paper & Forest Products — 0.1%
Mondi PLC (Austria)	73,632	1,131,167
Personal Products — 0.8%
Haleon PLC (United Kingdom)*	425,521	1,326,760
Unilever PLC (United Kingdom)	42,361	1,861,336
Unilever PLC (United Kingdom), ADR(a)	168,630	7,392,739
		10,580,835
Pharmaceuticals — 5.3%
Almirall SA (Spain)	87,648	845,076
Astellas Pharma, Inc. (Japan)	95,000	1,258,493
AstraZeneca PLC (United Kingdom)	81,709	8,982,228
Chugai Pharmaceutical Co. Ltd. (Japan)	45,400	1,134,232
Daiichi Sankyo Co. Ltd. (Japan)	22,950	641,472
Eisai Co. Ltd. (Japan)	18,480	991,620
Eli Lilly & Co.	39,445	12,754,541
Johnson & Johnson	77,974	12,737,833
Merck & Co., Inc.	125,746	10,829,245

A4

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (cont’d.)
Novartis AG (Switzerland)	118,948	$9,068,238
Pfizer, Inc.	252,767	11,061,084
UCB SA (Belgium)	29,843	2,071,040
		72,375,102
Professional Services — 1.1%
Bureau Veritas SA (France)	259,431	5,805,428
Huron Consulting Group, Inc.*	13,163	872,049
ICF International, Inc.	4,847	528,420
Science Applications International Corp.(a)	55,619	4,918,388
Sterling Check Corp.*(a)	25,235	445,145
Wolters Kluwer NV (Netherlands)	27,984	2,724,903
		15,294,333
Real Estate Management & Development — 0.4%
CK Asset Holdings Ltd. (Hong Kong)	249,500	1,497,845
KE Holdings, Inc. (China), ADR*(a)	98,857	1,731,975
Mitsubishi Estate Co. Ltd. (Japan)	59,000	777,394
Nexity SA (France)	23,663	480,396
Tricon Residential, Inc. (Canada)	180,824	1,564,301
		6,051,911
Road & Rail — 1.4%
AMERCO	5,930	3,019,675
Canadian National Railway Co. (Canada)	61,601	6,652,649
Uber Technologies, Inc.*	79,128	2,096,892
Union Pacific Corp.	40,109	7,814,035
		19,583,251
Semiconductors & Semiconductor Equipment — 0.8%
ASE Technology Holding Co. Ltd. (Taiwan)	270,000	671,247
Globalwafers Co. Ltd. (Taiwan)	63,400	723,167
NXP Semiconductors NV (China)	40,422	5,962,649
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	124,025	1,644,000
Texas Instruments, Inc.	14,182	2,195,090
		11,196,153
Software — 3.7%
ACI Worldwide, Inc.*	27,509	574,938
Black Knight, Inc.*	103,491	6,698,973
Constellation Software, Inc. (Canada)	7,230	10,060,239
Digital Turbine, Inc.*	11,362	163,726
Microsoft Corp.	127,346	29,658,883
Palo Alto Networks, Inc.*	13,339	2,184,795
Progress Software Corp.	16,325	694,629
Topicus.com, Inc. (Netherlands)*	7,495	360,385
		50,396,568
Specialty Retail — 3.0%
CarMax, Inc.*(a)	29,131	1,923,229
China Tourism Group Duty Free Corp. Ltd. (China) (Class H Stock), 144A*	16,200	407,185
Five Below, Inc.*	3,577	492,446
	Shares	Value
Common Stocks (continued)
Specialty Retail (cont’d.)
Home Depot, Inc. (The)	27,515	$7,592,489
Industria de Diseno Textil SA (Spain)	102,338	2,111,912
Monro, Inc.(a)	15,026	653,030
TJX Cos., Inc. (The)	416,575	25,877,639
Ulta Beauty, Inc.*	4,301	1,725,518
		40,783,448
Technology Hardware, Storage & Peripherals — 1.4%
Apple, Inc.	122,402	16,915,956
Samsung Electronics Co. Ltd. (South Korea)	54,081	1,985,814
		18,901,770
Textiles, Apparel & Luxury Goods — 1.3%
Deckers Outdoor Corp.*	2,033	635,536
Kontoor Brands, Inc.(a)	18,646	626,692
Li Ning Co. Ltd. (China)	289,500	2,196,692
Lululemon Athletica, Inc.*	6,217	1,738,025
NIKE, Inc. (Class B Stock)	146,876	12,208,333
		17,405,278
Thrifts & Mortgage Finance — 0.0%
NMI Holdings, Inc. (Class A Stock)*	32,734	666,792
Tobacco — 0.9%
British American Tobacco PLC (United Kingdom)	98,393	3,528,130
Philip Morris International, Inc.	104,172	8,647,318
		12,175,448
Trading Companies & Distributors — 0.9%
AerCap Holdings NV (Ireland)*(a)	53,584	2,268,211
Air Lease Corp.	17,639	546,985
Brenntag SE (Germany)	89,063	5,384,036
Fastenal Co.	37,584	1,730,367
GATX Corp.(a)	5,914	503,577
Triton International Ltd. (Bermuda)	33,065	1,809,648
		12,242,824
Wireless Telecommunication Services — 1.0%
Bharti Airtel Ltd. (India)	396,684	3,882,338
KDDI Corp. (Japan)	151,044	4,415,964
SoftBank Corp. (Japan)	146,000	1,457,946
T-Mobile US, Inc.*	34,008	4,562,853
		14,319,101

Total Long-Term Investments (cost $1,232,451,557)		1,158,403,567
Short-Term Investments — 20.0%
Affiliated Mutual Fund — 5.3%
PGIM Institutional Money Market Fund (cost $71,853,483; includes $71,573,340 of cash collateral for securities on loan)(b)(we)	71,902,182	71,851,850

A5

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value

Unaffiliated Fund — 11.8%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Shares)	160,205,845	$160,205,845
(cost $160,205,845)
Options Purchased*~ — 2.9%
(cost $29,383,115)		39,939,871

Total Short-Term Investments (cost $261,442,443)		271,997,566

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—104.9% (cost $1,493,894,000)		1,430,401,133

Options Written*~ — (1.1)%
(premiums received $9,911,704)	(14,913,975)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—103.8% (cost $1,483,982,296)	1,415,487,158

Liabilities in excess of other assets(z) — (3.8)%	(51,316,914)

Net Assets — 100.0%	$1,364,170,244

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
CAD	Canadian Dollar
JPY	Japanese Yen

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
NASDAQ	National Association of Securities Dealers Automated Quotations
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
UTS	Unit Trust Security

*	Non-income producing security.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $6 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $69,189,383; cash collateral of $71,573,340 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
S&P 500 Index	Put	11/18/22	$3,600.00		393		39	$5,589,639
S&P 500 Index	Put	12/16/22	$3,450.00		429		43	5,087,082
S&P 500 Index	Put	12/16/22	$3,700.00		413		41	8,879,500
S&P 500 Index	Put	03/17/23	$3,650.00		810		81	20,383,650
Total Options Purchased (cost $29,383,115)								$39,939,871
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
S&P 500 Index	Put	11/18/22	$3,225.00		393		39	$(1,721,340)
S&P 500 Index	Put	12/16/22	$3,100.00		429		43	(2,022,735)
S&P 500 Index	Put	03/17/23	$3,300.00		810		81	(11,169,900)
Total Options Written (premiums received $9,911,704)								$(14,913,975)
A6

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Futures contracts outstanding at September 30, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
121	NASDAQ 100 E-Mini Index	Dec. 2022	$26,705,910	$(3,299,940)
Short Position:
128	S&P 500 E-Mini Index	Dec. 2022	23,049,600	785,932
				$(2,514,008)
Forward foreign currency exchange contracts outstanding at September 30, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Japanese Yen,
Expiring 12/21/22	Morgan Stanley & Co. International PLC	JPY	7,940,800	$55,729,296	$55,391,754	$—	$(337,542)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Canadian Dollar,
Expiring 12/21/22	The Toronto-Dominion Bank	CAD	52,900	$39,790,442	$38,312,325	$1,478,117	$—
						$1,478,117	$(337,542)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A7